Shareholders' equity - Summary of Calculation of Dividends and Interest on Capital (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [abstract]
Statutory net income	R$ 26,712	R$ 21,945	R$ 21,108
Legal reserve	(1,336)	(1,097)	(1,055)
Dividend calculation basis	25,376	20,848	20,053
Mandatory dividend	6,344	5,212	5,013
Dividends and Interest on Capital Paid / Accrued / Identified	R$ 18,777	R$ 22,437	R$ 17,558